RELATED PARTIES - Narrative (Details) £ in Millions					3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 01, 2018 property	Aug. 03, 2017 USD ($)	Aug. 03, 2015	Dec. 04, 2014	Mar. 31, 2017 USD ($) multifamily_development	Jun. 30, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Mar. 31, 2017 GBP (£)
Disclosure of transactions between related parties [line items]
Number of properties acquired | property	105
Brookfield Asset Management
Disclosure of transactions between related parties [line items]
Base management fee for services provided (quarterly)						$ 12,500,000
Management fee expense, annually, related party transactions						$ 50,000,000
Equity enhancement distribution, percent						0.3125%
Management fee Inflation adjustment, percent of total capitalization			0.50%
Management fee expense, minimum		$ 50,000,000.0
Based management fee for services provided							$ 104,000,000	$ 104,000,000	$ 76,000,000
Equity enhancement distribution							$ 26,000,000	$ 25,000,000	$ 60,000,000
Qatar Investment Authority
Disclosure of transactions between related parties [line items]
Conversion condition, limit of market price to exchange price at maturity, percent				80.00%
One Post Street
Disclosure of transactions between related parties [line items]
Percentage of voting equity interests acquired					25.00%					25.00%
Consideration					$ 245,000,000
Canary Wharf Joint Venture
Disclosure of transactions between related parties [line items]
Percentage of voting equity interests acquired					25.00%					25.00%
Number of properties acquired | multifamily_development					2
Consideration					$ 87,000,000					£ 70
Qatar Investment Authority | Canary Wharf Joint Venture
Disclosure of transactions between related parties [line items]
Percentage of voting equity interests acquired					25.00%					25.00%
Brookfield Premier Real Estate Partners Pooling LLC | One Post Street
Disclosure of transactions between related parties [line items]
Percentage of voting equity interests acquired					75.00%					75.00%